                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                                                    NBAMTSA20697

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   Financial stocks performed exceedingly well in the second quarter as interest rates declined significantly. Specifically, those companies who generate excess cash flow and repurchase shares have fared the best. Stocks in the Portfolio include CITICORP, Travelers, and Allstate.
   Media and communications companies finally began to perform better after several years of underperformance. Comcast Corp., Time Warner, and Airtouch moved up smartly after strong operating results were announced.
   During this period, the Portfolio's investments in cyclical stocks did not perform well as investors anticipated a slowing economy. Autos, airlines, and metals underperformed much of the Portfolio.
   Finally, energy stocks were somewhat weak in the quarter. Crude oil price declines plus concerns about additional OPEC supply coming on stream were the contributing factors.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $1,130,901,228
      Receivable for Trust shares sold                   2,382,542
      Deferred organization costs (Note A)                   4,851
                                                    --------------
                                                     1,133,288,621
                                                    --------------
LIABILITIES
      Payable to administrator (Note B)                    269,984
      Accrued expenses                                     133,549
      Payable for Trust shares redeemed                     29,945
                                                    --------------
                                                           433,478
                                                    --------------
NET ASSETS at value                                 $1,132,855,143
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       62,347
      Paid-in capital in excess of par value           929,542,284
      Accumulated undistributed net investment
       income                                            2,197,490
      Accumulated net realized gains on investment      66,578,374
      Net unrealized appreciation in value of
       investment                                      134,474,648
                                                    --------------
NET ASSETS at value                                 $1,132,855,143
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      62,347,205
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $18.17
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $  6,378,610
                                                    ------------
    Expenses:
      Administration fee (Note B)                      1,336,155
      Shareholder reports                                 62,297
      Legal fees                                          34,590
      Trustees' fees and expenses                         23,626
      Custodian fees                                       5,000
      Auditing fees                                        3,972
      Amortization of deferred organization and
       initial offering expenses (Note A)                  1,394
      Registration and filing fees                           443
      Miscellaneous                                          688
      Expenses from Series (Notes A & B)               2,478,111
                                                    ------------
        Total expenses                                 3,946,276
                                                    ------------
        Net investment income                          2,432,334
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities        67,235,328
    Change in net unrealized appreciation of
     investment securities                            63,315,600
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           130,550,928
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $132,983,262
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                            Six Months
                                              Ended           Year
                                             June 30,         Ended
                                               1997       December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    2,432,334  $   2,352,194
    Net realized gain on investments
     from Series (Note A)                     67,235,328     37,773,397
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                          63,315,600     65,242,529
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         132,983,262    105,368,120
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (2,479,825)      (753,971)
    Net realized gain on investments         (38,189,299)    (9,424,638)
                                          -----------------------------
    Total distributions to shareholders      (40,669,124)   (10,178,609)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                537,201,158    579,349,003
    Proceeds from reinvestment of
     dividends and distributions              40,669,124     10,178,609
    Payments for shares redeemed            (242,764,056)  (186,824,176)
                                          -----------------------------
    Net increase from Trust share
     transactions                            335,106,226    402,703,436
                                          -----------------------------
NET INCREASE IN NET ASSETS                   427,420,364    497,892,947
NET ASSETS:
    Beginning of period                      705,434,779    207,541,832
                                          -----------------------------
    End of period                         $1,132,855,143  $ 705,434,779
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $    2,197,490  $   2,244,981
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      31,621,880     38,994,756
    Issued on reinvestment of dividends
     and distributions                         2,479,824        757,337
    Redeemed                                 (14,555,681)   (12,638,219)
                                          -----------------------------
    Net increase in shares outstanding        19,546,023     27,113,874
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Partners Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Partners Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Partners Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $4,851.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of
 .30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1997, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $1,799, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1997, additions and reductions in the Fund's investment in its Series amounted to $485,591,001 and $168,562,251, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                    Six Months Ended                           Period from
                                                        June 30,          Year Ended       March 22, 1994(3) to
                                                          1997           December 31,          December 31,
                                                     (UNAUDITED)(2)    1996(2)   1995(2)           1994
                                                    -----------------------------------------------------------
Net Asset Value, Beginning of Period                    $  16.48       $13.23    $ 9.77           $10.00
                                                    -----------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                    .05          .10       .11              .03
    Net Gains or Losses on Securities (both
     realized and unrealized)                               2.46         3.69      3.43             (.26)
                                                    -----------------------------------------------------------
      Total From Investment Operations                      2.51         3.79      3.54             (.23)
                                                    -----------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                  (.05)        (.04)     (.01)              --
    Distributions (from capital gains)                      (.77)        (.50)     (.07)              --
                                                    -----------------------------------------------------------
      Total Distributions                                   (.82)        (.54)     (.08)              --
                                                    -----------------------------------------------------------
Net Asset Value, End of Period                          $  18.17       $16.48    $13.23           $ 9.77
                                                    -----------------------------------------------------------
Total Return(4)                                           +15.77%(5)   +29.57%   +36.47%           -2.30%(5)
                                                    -----------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)             $1,132.9       $705.4    $207.5           $  9.4
                                                    -----------------------------------------------------------
    Ratio of Expenses to Average Net Assets                  .89%(6)      .95%     1.09%            1.75%(6)
                                                    -----------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets                                                  .55%(6)      .60%      .97%             .45%(6)
                                                    -----------------------------------------------------------
    Portfolio Turnover Rate(7)                                --           --        76%              90%
                                                    -----------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Partners Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all fiscal periods shown.
5) Not annualized.
6) Annualized.
7) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Partners Investments' Financial Highlights.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          AMT Partners Investments

  Number                                                             Market
 of Shares                                                          Value(1)
-----------                                                      --------------
             COMMON STOCKS (97.0%)
AIRLINES (1.6%)
    355,000  Continental Airlines Class B                        $   12,402,813
    232,800  Southwest Airlines                                       6,023,700
                                                                 --------------
                                                                     18,426,513
                                                                 --------------
AUTO/TRUCK REPLACEMENT PARTS (1.9%)
    200,000  Goodyear Tire & Rubber                                  12,662,500
    210,000  Lear Corp.                                               9,318,750
                                                                 --------------
                                                                     21,981,250
                                                                 --------------
AUTOMOBILE MANUFACTURING (1.8%)
    582,400  Chrysler Corp.                                          19,110,000
     29,400  LucasVarity PLC ADR                                      1,017,975
                                                                 --------------
                                                                     20,127,975
                                                                 --------------
BANKING & FINANCIAL SERVICES (8.8%)
    436,300  Capital One Financial                                   16,470,325
    186,000  CITICORP                                                22,424,625
    450,100  Countrywide Credit Industries                           14,037,494
    449,900  CWM Mortgage Holdings                                   10,769,481
    485,000  Nationwide Financial Services                           12,882,812
     85,800  Wells Fargo                                             23,123,100
                                                                 --------------
                                                                     99,707,837
                                                                 --------------
BUILDING MATERIALS, CONSTRUCTION & REFURNISHING (0.8%)
    242,300  USG Corp.                                                8,843,950
                                                                 --------------
BUSINESS SERVICES (0.9%)
    531,366  ACNielsen Corp.                                         10,428,058
                                                                 --------------
CHEMICALS (3.7%)
    300,000  duPont                                                  18,862,500
    366,600  Morton International                                    11,066,737
    213,400  W.R. Grace                                              11,763,675
                                                                 --------------
                                                                     41,692,912
                                                                 --------------

  Number                                                             Market
 of Shares                                                          Value(1)
-----------                                                      --------------
COMMUNICATIONS (1.1%)
    476,900  Airtouch Communications                             $   13,055,138
                                                                 --------------
CONSUMER GOODS & SERVICES (2.3%)
    222,900  Nike, Inc.                                              13,011,788
    365,500  Tupperware Corp.                                        13,340,750
                                                                 --------------
                                                                     26,352,538
                                                                 --------------
DIVERSIFIED (2.2%)
    230,500  Kansas City Southern Industries                         14,867,250
    230,300  Tenneco Inc.                                            10,406,681
                                                                 --------------
                                                                     25,273,931
                                                                 --------------
ELECTRONICS (3.2%)
    292,200  KLA-Tencor                                              14,244,750
    379,400  Loral Space & Communications                             5,691,000
    225,300  Raychem Corp.                                           16,756,687
                                                                 --------------
                                                                     36,692,437
                                                                 --------------
ENTERTAINMENT (5.5%)
    551,100  Circus Circus Enterprises                               13,570,838
    250,000  Evergreen Media                                         11,156,250
    795,300  Mirage Resorts                                          20,081,325
     18,700  Royal Caribbean Cruises                                    653,331
    347,500  Time Warner                                             16,766,875
                                                                 --------------
                                                                     62,228,619
                                                                 --------------
FOOD & TOBACCO (3.1%)
     75,700  Anheuser Busch                                           3,174,669
    326,400  Philip Morris                                           14,484,000
    200,000  RJR Nabisco Holdings                                     6,600,000
    373,700  UST Inc.                                                10,370,175
                                                                 --------------
                                                                     34,628,844
                                                                 --------------

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                                             Market
 of Shares                                                          Value(1)
-----------                                                      --------------
FOOD PRODUCTS (2.3%)
    351,000  IBP, Inc.                                           $    8,160,750
    375,300  McDonald's Corp.                                        18,131,681
                                                                 --------------
                                                                     26,292,431
                                                                 --------------
HEALTH CARE (4.1%)
     83,100  Biogen, Inc.                                             2,815,013
    550,000  Columbia/HCA Healthcare                                 21,621,875
    231,718  Novartis AG ADR                                         18,827,087
    116,700  Pall Corp.                                               2,713,275
                                                                 --------------
                                                                     45,977,250
                                                                 --------------
INDUSTRIAL GOODS & SERVICES (1.7%)
    252,800  AK Steel Holding                                        11,154,800
    270,000  Owens-Illinois                                           8,370,000
                                                                 --------------
                                                                     19,524,800
                                                                 --------------
INSURANCE (6.4%)
    200,000  Allstate Corp.                                          14,600,000
    135,200  Equitable Cos.                                           4,495,400
    335,500  EXEL Ltd.                                               17,697,625
    195,900  Progressive Corp.                                       17,043,300
    290,800  Travelers Group                                         18,338,575
                                                                 --------------
                                                                     72,174,900
                                                                 --------------
MEDIA (2.7%)
    177,600  A.H. Belo                                                7,392,600
  1,064,552  Comcast Corp. Class A Special                           22,754,799
                                                                 --------------
                                                                     30,147,399
                                                                 --------------
OIL & GAS (11.0%)
    380,400  Cabot Corp.                                             10,793,850
    150,000  Ente Nazionale Idrocaburi ADR                            8,531,250
  1,184,100  Gulf Canada Resources                                    9,842,831
    282,000  Noble Affiliates                                        10,909,875
    388,200  Santa Fe International                                  13,198,800
    285,500  Tejas Gas                                               11,205,875
  Number                                                             Market
 of Shares                                                          Value(1)
-----------                                                      --------------
    322,000  Tidewater Inc.                                      $   14,168,000
    368,500  Triton Energy                                           16,881,906
    723,404  Union Pacific Resources Group                           17,994,675
    352,900  United Meridian                                         10,587,000
                                                                 --------------
                                                                    124,114,062
                                                                 --------------
PAPER & FOREST PRODUCTS (2.6%)
    167,700  Mead Corp.                                              10,439,325
    164,900  Temple-Inland                                            8,904,600
    190,800  Weyerhaeuser Corp.                                       9,921,600
                                                                 --------------
                                                                     29,265,525
                                                                 --------------
PUBLISHING & BROADCASTING (3.6%)
    225,600  E.W. Scripps                                             9,390,600
    394,000  Hollinger International                                  4,407,875
    225,000  Knight-Ridder                                           11,039,062
    491,700  Young Broadcasting                                      15,980,250
                                                                 --------------
                                                                     40,817,787
                                                                 --------------
RAILROADS (1.4%)
    171,300  Burlington Northern Santa Fe                            15,395,588
                                                                 --------------
REAL ESTATE (2.4%)
    958,600  Host Marriott                                           17,075,062
    643,100  Security Capital U.S. Realty                             9,582,190(2)
                                                                 --------------
                                                                     26,657,252
                                                                 --------------
RETAILING (1.9%)
    314,900  Harcourt General                                        14,997,113
    200,000  Wal-Mart Stores                                          6,762,500
                                                                 --------------
                                                                     21,759,613
                                                                 --------------
RETAILING & APPAREL (3.2%)
    500,000  Costco Cos.                                             16,437,500
    500,000  Gap Inc.                                                19,437,500
                                                                 --------------
                                                                     35,875,000
                                                                 --------------

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                                             Market
 of Shares                                                          Value(1)
-----------                                                      --------------
SPECIALTY CHEMICAL (1.1%)
    283,300  Millipore Corp.                                     $   12,465,200
                                                                 --------------
STEEL (0.7%)
    322,300  Steel Dynamics                                           8,057,500
                                                                 --------------
TECHNOLOGY (15.0%)
     50,000  3Com Corp.                                               2,250,000
    350,000  Adobe Systems                                           12,271,875
    722,500  Analog Devices                                          19,191,406
    247,200  Autodesk, Inc.                                           9,470,850
    401,000  Cabletron Systems                                       11,353,313
    104,300  Compaq Computer                                         10,351,775
    325,000  Etec Systems                                            13,934,375
    475,800  Komag, Inc.                                              7,791,225
    298,800  Micron Technology                                       11,933,325
    192,300  NCR Corp.                                                5,720,925
    408,200  Seagate Technology                                      14,363,537
    215,100  Texas Instruments                                       18,081,844
    175,000  Varian Associates                                        9,493,750
    542,600  Western Digital                                         17,159,725
     73,800  Xerox Corp.                                              5,820,975
                                                                 --------------
                                                                    169,188,900
                                                                 --------------
             TOTAL COMMON STOCKS (COST $962,656,421)              1,097,153,209
                                                                 --------------
  Number                                                             Market
 of Shares                                                          Value(1)
-----------                                                      --------------
             PREFERRED STOCKS (0.3%)
    121,100  Fresenius Medical Care, Class D                     $        6,963
     70,000  Loral Space & Communications Cv., Series C, 6%           3,495,625
                                                                 --------------
             TOTAL PREFERRED STOCKS (COST $3,524,711)                 3,502,588
                                                                 --------------
 Principal
  Amount
-----------
             U.S. TREASURY SECURITIES (0.1%)
$   850,000  U.S. Treasury Bills, 4.43%-4.80%, due 7/10/97
             (COST $848,983)                                            848,966
                                                                 --------------
             SHORT-TERM CORPORATE NOTES (3.4%)
 38,140,000  General Electric Capital Corp., 5.90%, due 7/1/97
              (COST $38,140,000)                                     38,140,000(3)
                                                                 --------------
             TOTAL INVESTMENTS (100.8%) (COST $1,005,170,115)     1,139,644,763(4)
             Liabilities, less cash, receivables and other
             assets[(0.8%)]                                          (8,743,534)
                                                                 --------------
             TOTAL NET ASSETS (100.0%)                           $1,130,901,229
                                                                 --------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Partners Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 1997, this security amounted to $9,582,190 or 0.8% of net assets.
3) At cost, which approximates market value.
4) At June 30, 1997, the cost of investments for Federal income tax purposes was $1,005,635,642. Gross unrealized appreciation of investments was $154,813,679 and gross unrealized depreciation of investments was $20,804,558, resulting in net unrealized appreciation of $134,009,121, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $1,139,644,763
      Cash                                                  72,531
      Receivable for securities sold                     7,324,976
      Dividends and interest receivable                    999,796
      Deferred organization costs (Note A)                  14,925
      Prepaid expenses                                       1,334
                                                    --------------
                                                     1,148,058,325
                                                    --------------
LIABILITIES
      Payable for securities purchased                  15,528,145
      Payable for collateral on securities loaned
       (Note A)                                          1,066,900
      Payable to investment manager (Note B)               458,399
      Accrued expenses                                     103,652
                                                    --------------
                                                        17,157,096
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $1,130,901,229
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  996,426,581
      Net unrealized appreciation in value of
       investment securities                           134,474,648
                                                    --------------
NET ASSETS                                          $1,130,901,229
                                                    --------------
*Cost of investments                                $1,005,170,115
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $  5,366,439
      Interest income                                  1,053,924
      Foreign taxes withheld (Note A)                    (41,753)
                                                    ------------
        Total income                                   6,378,610
                                                    ------------
    Expenses:
      Investment management fee (Note B)               2,302,001
      Custodian fees (Note B)                            104,223
      Trustees' fees and expenses                         24,058
      Auditing fees                                       21,953
      Legal fees                                          13,984
      Accounting fees                                      5,000
      Insurance expense                                    3,895
      Amortization of deferred organization and
       initial offering expenses (Note A)                  2,610
      Miscellaneous                                          387
                                                    ------------
        Total expenses                                 2,478,111
                                                    ------------
        Net investment income                          3,900,499
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             67,235,328
    Change in net unrealized appreciation of
     investment securities                            63,315,600
                                                    ------------
        Net gain on investments                      130,550,928
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $134,451,427
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                      Six Months
                                                        Ended           Year
                                                       June 30,         Ended
                                                         1997       December 31,
                                                     (UNAUDITED)        1996
                                                    -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                           $    3,900,499  $   3,735,543
    Net realized gain on investments                    67,235,328     37,773,397
    Change in net unrealized appreciation of
     investments                                        63,315,600     65,242,529
                                                    -----------------------------
    Net increase in net assets resulting from
     operations                                        134,451,427    106,751,469
                                                    -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                          485,591,001    559,229,295
    Reductions                                        (168,562,251)  (128,962,782)
                                                    -----------------------------
    Net increase in net assets resulting from
     transactions in investors' beneficial
     interests                                         317,028,750    430,266,513
                                                    -----------------------------
NET INCREASE IN NET ASSETS                             451,480,177    537,017,982
NET ASSETS:
    Beginning of period                                679,421,052    142,403,070
                                                    -----------------------------
    End of period                                   $1,130,901,229  $ 679,421,052
                                                    -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Partners Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Interest income, accretion of original issue discount, where applicable, and accretion of discount on short-term investments is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $14,925.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Security loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series make security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. Security loans to Neuberger&Berman, LLC ("Neuberger"), the Series' principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Series receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Series receives income earned on the lent securities and a portion of the income earned on the cash collateral. During the six months ended June 30, 1997, the Series lent securities to Neuberger. At June 30, 1997, the value of the securities loaned and the value of the collateral amounted to $1,021,500 and $1,066,900, respectively.

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Partners Investments

9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,799, which is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1997, there were purchase and sale transactions (excluding short-term securities) of $765,437,472 and $422,654,792, respectively.
   During the six months ended June 30, 1997, brokerage commissions on securities transactions amounted to $1,497,617, of which Neuberger received $1,015,410, and other brokers received $482,207.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                                      Period from
                                                    Six Months                        May 1, 1995
                                                       Ended                         (Commencement
                                                     June 30,      Year Ended      of Operations) to
                                                       1997       December 31,        December 31,
                                                    (UNAUDITED)       1996                1995
                                                    ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                              .56%(1)       .60%                  .67%(1)
                                                    ---------------------------------------------------
    Net Investment Income                                 .88%(1)       .95%                 1.34%(1)
                                                    ---------------------------------------------------
Portfolio Turnover Rate                                    49%          118%                   98%
                                                    ---------------------------------------------------
Average Commission Rate Paid                          $0.0573       $0.0583               $0.0594
                                                    ---------------------------------------------------
Net Assets, End of Period (in millions)              $1,130.9        $679.4                $142.4
                                                    ---------------------------------------------------

1) Annualized.